KENSINGTON MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Value
	EXCHANGE TRADED FUND - 5.1%
	FIXED INCOME - 5.1%
368,900	iShares 3-7 Year Treasury Bond ETF	$ 45,024,245

	TOTAL EXCHANGE TRADED FUND (Cost $47,757,130)	45,024,245

	SHORT-TERM INVESTMENT - 93.6%
	MONEY MARKET FUND - 93.6%
821,487,609	First American Government Obligations Fund, Class X, 0.18% (a)	821,487,609
	TOTAL SHORT-TERM INVESTMENT (Cost $821,487,609)	821,487,609

	TOTAL INVESTMENTS - 98.7% (Cost $869,244,739)	$ 866,511,854
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	11,297,768
	NET ASSETS - 100.0%	$ 877,809,622

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2022.

KENSINGTON DYNAMIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Value
	EXCHANGE TRADED FUNDS - 99.5%
	EQUITY - 99.5%
156,820	Direxion NASDAQ-100 Equal Weighted Index Shares	$ 12,130,027
374,240	Invesco QQQ Trust Series 1	135,676,970
176,770	iShares Core S&P Mid-Cap ETF	47,434,462
331,710	Vanguard Growth ETF	95,399,796
572,400	Vanguard S&P 500 ETF	237,643,308
		528,284,563

	TOTAL EXCHANGE TRADED FUNDS (Cost $518,910,808)	528,284,563

	SHORT-TERM INVESTMENT - 8.7%
	MONEY MARKET FUND - 8.7%
46,059,134	First American Government Obligations Fund, Class X, 0.18% (a)	46,059,134
	TOTAL SHORT-TERM INVESTMENT (Cost $46,059,134)	46,059,134

	TOTAL INVESTMENTS - 108.2% (Cost $564,969,942)	$ 574,343,697
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(43,406,134)
	NET ASSETS - 100.0%	$ 530,937,563

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2022.